COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares IPO CNY (¥) shares		Ordinary shares CNY (¥) shares		Parent Company's investment CNY (¥)	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated (deficit)/Retained earnings CNY (¥)	Other Comprehensive income CNY (¥)	IPO CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Jul. 24, 2016				[1]
Balance (in shares) at Jul. 24, 2016 | shares
Net (loss) income								(20,716)				(20,716)
Balance at Dec. 31, 2016								(20,716)				(20,716)
Parent company's capital contribution					590,000							590,000
Net (loss) income								164,865				164,865
Balance at Dec. 31, 2017					590,000			144,149				734,149
Parent company's capital contribution					210,000							210,000
Share-based compensation							607,381					607,381
Reorganization effect					¥ (800,000)		800,000
Issuance of ordinary shares	¥ 0	[1]	¥ 14	[1]		¥ 297,860		(14)		¥ 297,860
Issuance of ordinary shares (in shares) | shares	6,200,000		198,347,168
Deemed dividend							(1,330,024)	(1,767,709)			$ (450,547)	(3,097,733)
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO	¥ 6	[1]				¥ 4,491,539				¥ 4,491,545		4,491,545
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO (in shares) | shares	83,105,539
Other comprehensive income									3,683		536	3,683
Net (loss) income								1,193,311			173,558	1,193,311
Balance at Dec. 31, 2018			¥ 20	[1]			¥ 4,866,756	¥ (430,263)	¥ 3,683		$ 645,800	¥ 4,440,196
Balance (in shares) at Dec. 31, 2018 | shares			287,652,707								287,652,707	287,652,707

[1]	The amount less than RMB 1 is rounded to zero.